Revenue from contracts with customer - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Contract with Customer Additional Information [Line Items]
Net contract liability	€ 5,474.9	€ 4,055.0
Purchase agreement term (up to)	5 years
Amount of remaining performance obligations	€ 15,100.0	€ 13,200.0
Percentage expected to be recognized	76.00%	55.00%
Standard warranty coverage on systems	12 months
Standard warranty coverage on optic parts	60 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Contract with Customer Additional Information [Line Items]
Period revenue is expected to be recognized	12 months